UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23226

 NAME OF REGISTRANT:                     Listed Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gregory C. Bakken, President
                                         Listed Funds Trust c/o U.S.
                                         Bank Global Fund Services
                                         811 E. Wisconsin Ave, 8th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-4711

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

Cabot Growth ETF
--------------------------------------------------------------------------------------------------------------------------
 ABCELLERA BIOLOGICS, INC.                                                                   Agenda Number:  935419879
--------------------------------------------------------------------------------------------------------------------------
        Security:  00288U106
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2021
          Ticker:  ABCL
            ISIN:  CA00288U1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of class I Director to serve until               Mgmt          No vote
       the 2024 annual meeting: Veronique Lecault,
       Ph.D.

1B.    Election of class I Director to serve until               Mgmt          No vote
       the 2024 annual meeting: John Edward Hamer,
       Ph.D.

2.     To ratify the appointment of KPMG LLP as                  Mgmt          No vote
       our independent registered public
       accounting firm for the fiscal year ending
       December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 ADAPTIMMUNE THERAPEUTICS PLC                                                                Agenda Number:  935403561
--------------------------------------------------------------------------------------------------------------------------
        Security:  00653A107
    Meeting Type:  Annual
    Meeting Date:  14-May-2021
          Ticker:  ADAP
            ISIN:  US00653A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     To re-elect as a director, Lawrence Alleva,               Mgmt          No vote
       who retires by rotation in accordance with
       the Articles of Association.

O2     To re-elect as a director, David Mott, who                Mgmt          No vote
       retires by rotation in accordance with the
       Articles of Association.

O3     To re-elect as a director, Elliott Sigal,                 Mgmt          No vote
       who retires by rotation in accordance with
       the Articles of Association.

O4     To re-appoint KPMG LLP as auditors of the                 Mgmt          No vote
       Company, to hold office until the
       conclusion of the next annual general
       meeting of shareholders.

O5     To authorize the Audit Committee to                       Mgmt          No vote
       determine our auditors' remuneration for
       the fiscal year ending December 31, 2021.

O6     To adopt the U.K. statutory annual accounts               Mgmt          No vote
       and reports for the fiscal year ended
       December 31, 2020 and to note that the
       Directors do not recommend the payment of
       any dividend for the year ended December
       31, 2020.

O7     To approve, on a non-binding, advisory                    Mgmt          No vote
       basis, the compensation of the Company's
       named executive officers for the year ended
       December 31, 2020.

O8     To approve our U.K. statutory directors'                  Mgmt          No vote
       remuneration report for the year ended
       December 31, 2020 (excluding our directors'
       remuneration policy).

O9     To approve our directors' remuneration                    Mgmt          No vote
       policy, which, if approved, will take
       effect upon conclusion of the Annual
       General Meeting.

O10    To authorize the Directors under Section                  Mgmt          No vote
       551 of the U.K. Companies Act 2006 (the
       "2006 Act") to allot shares or to grant
       rights to subscribe for or to convert any
       security into shares.

S11    To empower the Directors to allot equity                  Mgmt          No vote
       securities for cash pursuant to Section
       570(1) of the 2006 Act as if Section 561(1)
       of the 2006 Act did not apply to that
       allotment.




--------------------------------------------------------------------------------------------------------------------------
 BIOMARIN PHARMACEUTICAL INC.                                                                Agenda Number:  935385357
--------------------------------------------------------------------------------------------------------------------------
        Security:  09061G101
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  BMRN
            ISIN:  US09061G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jean-Jacques Bienaime                                     Mgmt          No vote
       Elizabeth M. Anderson                                     Mgmt          No vote
       Willard Dere                                              Mgmt          No vote
       Michael Grey                                              Mgmt          No vote
       Elaine J. Heron                                           Mgmt          No vote
       Maykin Ho                                                 Mgmt          No vote
       Robert J. Hombach                                         Mgmt          No vote
       V. Bryan Lawlis                                           Mgmt          No vote
       Richard A. Meier                                          Mgmt          No vote
       David E.I. Pyott                                          Mgmt          No vote
       Dennis J. Slamon                                          Mgmt          No vote

2.     To ratify the selection of KPMG LLP as the                Mgmt          No vote
       independent registered public accounting
       firm for BioMarin for the fiscal year
       ending December 31, 2021.

3.     To approve, on an advisory basis, the                     Mgmt          No vote
       compensation of the Company's Named
       Executive Officers as disclosed in the
       Proxy Statement.

4.     To approve an amendment to the 2017 Equity                Mgmt          No vote
       Incentive Plan, as amended.




--------------------------------------------------------------------------------------------------------------------------
 BOMBARDIER INC.                                                                             Agenda Number:  935375700
--------------------------------------------------------------------------------------------------------------------------
        Security:  097751200
    Meeting Type:  Annual
    Meeting Date:  06-May-2021
          Ticker:  BDRBF
            ISIN:  CA0977512007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Pierre Beaudoin                                           Mgmt          No vote
       Joanne Bissonnette                                        Mgmt          No vote
       Charles Bombardier                                        Mgmt          No vote
       Diane Fontaine                                            Mgmt          No vote
       Diane Giard                                               Mgmt          No vote
       Anthony R. Graham                                         Mgmt          No vote
       August W. Henningsen                                      Mgmt          No vote
       Melinda Rogers-Hixon                                      Mgmt          No vote
       Eric Martel                                               Mgmt          No vote
       Douglas R. Oberhelman                                     Mgmt          No vote
       Eric Sprunk                                               Mgmt          No vote
       Antony N. Tyler                                           Mgmt          No vote

2      Appointment of Ernst & Young LLP, chartered               Mgmt          No vote
       professional accountants, as independent
       auditors.

3      Advisory Vote on the Remuneration of the                  Mgmt          No vote
       Executive Officers of Bombardier Inc. The
       Board of Directors recommends that
       shareholders VOTE FOR the approach to
       executive compensation disclosed in the
       Management Proxy Circular.




--------------------------------------------------------------------------------------------------------------------------
 EQT CORPORATION                                                                             Agenda Number:  935339033
--------------------------------------------------------------------------------------------------------------------------
        Security:  26884L109
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2021
          Ticker:  EQT
            ISIN:  US26884L1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Lydia I. Beebe

1B.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Philip G. Behrman, Ph.D.

1C.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Lee M. Canaan

1D.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Janet L. Carrig

1E.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Kathryn J. Jackson, Ph.D.

1F.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: John F. McCartney

1G.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: James T. McManus II

1H.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Anita M. Powers

1I.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Daniel J. Rice IV

1J.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Toby Z. Rice

1K.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Stephen A. Thorington

1L.    Election of Director for a Term Expiring in               Mgmt          No vote
       2022: Hallie A. Vanderhider

2.     Approve a non-binding resolution regarding                Mgmt          No vote
       the compensation of EQT Corporation's named
       executive officers for 2020 (say-on-pay).

3.     Ratify the appointment of Ernst & Young LLP               Mgmt          No vote
       as EQT Corporation's independent registered
       public accounting firm for 2021.




--------------------------------------------------------------------------------------------------------------------------
 FORD MOTOR COMPANY                                                                          Agenda Number:  935364783
--------------------------------------------------------------------------------------------------------------------------
        Security:  345370860
    Meeting Type:  Annual
    Meeting Date:  13-May-2021
          Ticker:  F
            ISIN:  US3453708600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Kimberly A. Casiano                 Mgmt          No vote

1B.    Election of Director: Anthony F. Earley,                  Mgmt          No vote
       Jr.

1C.    Election of Director: Alexandra Ford                      Mgmt          No vote
       English

1D.    Election of Director: James D. Farley, Jr.                Mgmt          No vote

1E.    Election of Director: Henry Ford III                      Mgmt          No vote

1F.    Election of Director: William Clay Ford,                  Mgmt          No vote
       Jr.

1G.    Election of Director: William W. Helman IV                Mgmt          No vote

1H.    Election of Director: Jon M. Huntsman, Jr.                Mgmt          No vote

1I.    Election of Director: William E. Kennard                  Mgmt          No vote

1J.    Election of Director: Beth E. Mooney                      Mgmt          No vote

1K.    Election of Director: John L. Thornton                    Mgmt          No vote

1L.    Election of Director: John B. Veihmeyer                   Mgmt          No vote

1M.    Election of Director: Lynn M. Vojvodich                   Mgmt          No vote

1N.    Election of Director: John S. Weinberg                    Mgmt          No vote

2.     Ratification of Independent Registered                    Mgmt          No vote
       Public Accounting Firm.

3.     Say-on-Pay - An Advisory Vote to Approve                  Mgmt          No vote
       the Compensation of the Named Executives.

4.     Relating to Consideration of a                            Shr           No vote
       Recapitalization Plan to Provide That All
       of the Company's Outstanding Stock Have One
       Vote Per Share.




--------------------------------------------------------------------------------------------------------------------------
 GRITSTONE ONCOLOGY, INC.                                                                    Agenda Number:  935416772
--------------------------------------------------------------------------------------------------------------------------
        Security:  39868T105
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2021
          Ticker:  GRTS
            ISIN:  US39868T1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Steve Krognes                                             Mgmt          No vote
       Elaine Jones, Ph.D.                                       Mgmt          No vote

2.     The ratification of the selection, by the                 Mgmt          No vote
       audit committee of our board of directors,
       of Ernst & Young LLP, as our independent
       registered public accounting firm for the
       year ending December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 HUBSPOT, INC.                                                                               Agenda Number:  935406341
--------------------------------------------------------------------------------------------------------------------------
        Security:  443573100
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2021
          Ticker:  HUBS
            ISIN:  US4435731009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class I Director to hold office               Mgmt          No vote
       until the 2024 Annual Meeting: Brian
       Halligan

1B.    Election of Class I Director to hold office               Mgmt          No vote
       until the 2024 Annual Meeting: Ron Gill

1C.    Election of Class I Director to hold office               Mgmt          No vote
       until the 2024 Annual Meeting: Jill Ward

2.     Ratify the appointment of                                 Mgmt          No vote
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2021.

3.     Non-binding advisory vote to approve the                  Mgmt          No vote
       compensation of the Company's Named
       Executive Officers.




--------------------------------------------------------------------------------------------------------------------------
 KURA ONCOLOGY, INC.                                                                         Agenda Number:  935421191
--------------------------------------------------------------------------------------------------------------------------
        Security:  50127T109
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2021
          Ticker:  KURA
            ISIN:  US50127T1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Troy E. Wilson, PhD JD                                    Mgmt          No vote
       Faheem Hasnain                                            Mgmt          No vote

2.     To ratify selection of Ernst & Young LLP as               Mgmt          No vote
       our independent registered public
       accounting firm for our fiscal year ending
       December 31, 2021.

3.     Approval, on an advisory basis, of the                    Mgmt          No vote
       compensation of our Named Executive
       Officers during the year ended December 31,
       2020.




--------------------------------------------------------------------------------------------------------------------------
 PUBMATIC, INC.                                                                              Agenda Number:  935407761
--------------------------------------------------------------------------------------------------------------------------
        Security:  74467Q103
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2021
          Ticker:  PUBM
            ISIN:  US74467Q1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cathleen Black                                            Mgmt          No vote
       W. Eric Carlborg                                          Mgmt          No vote
       Susan Daimler                                             Mgmt          No vote
       Amar K. Goel                                              Mgmt          No vote
       Rajeev K. Goel                                            Mgmt          No vote
       Narendra Gupta                                            Mgmt          No vote

2.     To ratify the appointment of Deloitte &                   Mgmt          No vote
       Touche LLP as our independent registered
       accounting firm for the fiscal year ending
       December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 RINGCENTRAL, INC.                                                                           Agenda Number:  935432207
--------------------------------------------------------------------------------------------------------------------------
        Security:  76680R206
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2021
          Ticker:  RNG
            ISIN:  US76680R2067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Vladimir Shmunis                                          Mgmt          No vote
       Kenneth Goldman                                           Mgmt          No vote
       Michelle McKenna                                          Mgmt          No vote
       Robert Theis                                              Mgmt          No vote
       Allan Thygesen                                            Mgmt          No vote
       Neil Williams                                             Mgmt          No vote
       Mignon Clyburn                                            Mgmt          No vote
       Arne Duncan                                               Mgmt          No vote

2.     Ratification of the appointment of KPMG LLP               Mgmt          No vote
       as our independent registered public
       accounting firm for the year ending
       December 31, 2021.

3.     To approve, on an advisory (non-binding)                  Mgmt          No vote
       basis, the named executive officers'
       compensation, as disclosed in the Proxy
       Statement.




--------------------------------------------------------------------------------------------------------------------------
 TENABLE HOLDINGS, INC.                                                                      Agenda Number:  935387844
--------------------------------------------------------------------------------------------------------------------------
        Security:  88025T102
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  TENB
            ISIN:  US88025T1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Arthur W. Coviello, Jr.                                   Mgmt          No vote
       Kimberly L. Hammonds                                      Mgmt          No vote
       Jerry M. Kennelly                                         Mgmt          No vote

2.     To ratify the selection by the Audit                      Mgmt          No vote
       Committee of the Board of Directors of
       Ernst & Young LLP as the independent
       registered public accounting firm of the
       Company for the year ending December 31,
       2021.

3.     To approve, on a non-binding advisory                     Mgmt          No vote
       basis, the compensation of the Company's
       named executive officers as disclosed in
       the proxy statement.




--------------------------------------------------------------------------------------------------------------------------
 THE TRADE DESK, INC.                                                                        Agenda Number:  935395271
--------------------------------------------------------------------------------------------------------------------------
        Security:  88339J105
    Meeting Type:  Annual
    Meeting Date:  27-May-2021
          Ticker:  TTD
            ISIN:  US88339J1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David R. Pickles                                          Mgmt          No vote
       Gokul Rajaram                                             Mgmt          No vote

2.     The ratification of the appointment of                    Mgmt          No vote
       PricewaterhouseCoopers LLP ("PwC") as our
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 VARONIS SYSTEMS, INC.                                                                       Agenda Number:  935385345
--------------------------------------------------------------------------------------------------------------------------
        Security:  922280102
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  VRNS
            ISIN:  US9222801022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gili Iohan                                                Mgmt          No vote
       Rachel Prishkolnik                                        Mgmt          No vote
       Ofer Segev                                                Mgmt          No vote

2.     To approve, on a non-binding basis, the                   Mgmt          No vote
       executive compensation of our named
       executive officers.

3.     To ratify the appointment of Kost Forer                   Mgmt          No vote
       Gabbay & Kasierer, a member of Ernst &
       Young Global Limited, as the independent
       registered public accounting firm of the
       Company for 2021.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Listed Funds Trust
By (Signature)       /s/ Gregory C. Bakken
Name                 Gregory C. Bakken
Title                President
Date                 08/27/2021